This 497(e) filing supercedes the 497(e) submissions, accession #'s 0000857114-00-000004 and 0000875732-00-000005, as filed with the SEC on March 6,
2000.


                                                      March 22, 2000


                            DREYFUS INDEX FUNDS, INC.
                           DREYFUS S&P 500 INDEX FUND\
                            DREYFUS MIDCAP INDEX FUND
                       DREYFUS SMALL CAP STOCK INDEX FUND
                     DREYFUS INTERNATIONAL STOCK INDEX FUND
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2000


1. The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Funds", "Management of the Funds" and "Management Arrangements":

     Effective March 22, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

2. The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Funds - Officers of the Funds":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Mark N. Jacobs,  Vice President.  Vice President,  General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.


Michael A. Rosenberg, Secretary. Associate General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 40 years old.

Steven F. Newman,  Assistant Secretary.  Associate General Counsel and Assistant
     Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Mark Kornfeld, Assistant Secretary. Assistant General Counsel of the Manager, and an officer of other investment companies advised and administered by the Manager. From September 1993 to October 1998, Mr. Kornfeld was an Associate Attorney in the Litigation Group of Clifford Chance Rogers & Wells, LLP. He is 32 years old.

James Windels, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 41 years old.

     The address of each Fund officer is 200 Park Avenue, New York, NY 10166.